SEGMENT INFORMATION - Additional segment disclosures (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) customer	Jun. 30, 2017 AUD ($) customer	Dec. 31, 2016 AUD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2015 AUD ($)
Additional segment disclosures
Interest received	$ 15,218	$ 38,765		$ 67,099
Employee benefits expenses	2,657,232	3,594,936		3,774,770
Cash and cash equivalents	5,487,035	10,988,255		11,179,687	$ 18,341,357
Trade and other payables	945,130	898,103		837,983
Provisions	508,973	631,150		568,514
Intersegment balances and transactions
Cost of sales (USA) and sales (Australia)	$ 300,088	$ 492,417	$ 743,060	743,060
Number of customer generated revenues representing more than 10% of total consolidated revenue from operations | customer	0	0
Intersegment
Intersegment balances and transactions
Loan payable (USA) and loan receivable (Australia)	$ 66,503	$ 348,835		512,816
Foreign exchange gain (USA) and foreign exchange loss (Australia)	981,141	776,295		1,750,759
Cost of sales (USA) and sales (Australia)	$ 38,352	$ 74,762		$ 91,896